Condensed Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Weighted average common stock outstanding, Diluted (in Shares)	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000
Net loss per share of common stock, diluted (in Dollars per share)	$ 0.00	$ 0.00	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)